Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Cash generated used in operating activities:
Net income (loss) for the year	$ (16,499)	$ 29,448
Adjustments for:
Future income taxes	(4,090)	3,658
Fair value adjustment on sale of inventory	27,724	10,327
Fair value adjustment on growth of biological assets	(40,607)	(23,302)
Loss on marketable securities	178	2,155
Unrealized foreign exchange gain	(256)	(94)
Amortization	22,940	6,678
(Gain) loss on sale of capital assets	(55)	191
Impairment	58,039
Unrealized loss (gain) on convertible notes receivable	3,399	(5,943)
Gain on equity investees	(58,438)	(24,587)
Deferred gain recognized	(618)	(1,304)
Consulting revenue		(1,244)
Other non-cash items	(566)	(63)
Share-based compensation	26,080	17,874
Gain on long-term investments	(19,651)	(26,675)
Unrealized gain on convertible debentures	(48,439)
Unrealized loss on financial liabilities	1,326	12,451
Transaction costs	15,419	5,192
Change in non-cash working capital	(21,491)	(10,411)
Cash flows from (used in) operating activities	(55,605)	(5,649)
Cash provided by financing activities:
Share capital issued, net of cash issuance costs	245,925	195,661
Share capital issued on warrants, options and DSUs exercised	7,772	8,011
Proceeds from convertible debentures	454,386
Proceeds from non-controlling interest		9,800
Advances from related parties		11,386
Repayment of amounts due to related parties		(10,890)
Proceeds from long-term debt	27,841
Repayment of long-term debt	(11,374)	(7,622)
Cash flows from (used in) financing activities	724,550	206,346
Cash used in investing activities:
Investment in marketable securities		(7,365)
Proceeds from disposal of marketable securities	24,685	47,495
Investment in capital and intangible assets, net of shares issued	(205,965)	(216,699)
Proceeds from disposal of capital assets	55	431
Convertible notes advances	(19,500)	(14,001)
Repayment of convertible and promissory notes receivable	8,551	640
Investment in long-term investments and equity investees	(72,367)	(51,692)
Proceeds from disposal of long-term investments and equity investees	110,213	43,077
Net cash paid on business acquisitions	(23,557)	(22,756)
Cash flows from (used in) investing activities	(177,885)	(220,870)
Net increase (decrease) in cash and cash equivalents	491,060	(20,173)
Cash and cash equivalents, beginning of year	59,737	79,910
Cash and cash equivalents, end of year	$ 550,797	$ 59,737